Restricted Cash and Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash and Deposits [Abstract]
Schedule Of Restricted Cash And Cash Equivalent [Text Block]
	December 31 2017	December 31 2016

Security for remediation services agreement	$499	$534
Security for decommissioning obligations	6,507	6,328
Other	86	86

Restricted cash and deposits	7,092	6,948

Less: Current portion	499	-

	$6,593	$6,948